Investments (Credit Quality of Mortgage Loans by Portfolio Segment) (Details) - Mortgage Loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	$ 456	$ 247
Financing receivable, originated in FY before latest FY	246	76
Financing receivable, originated two years before latest FY	74	192
Financing receivable, originated three years before latest FY	186	52
Financing receivable, originated four years before latest FY	45	26
Financing receivable, originated five or more years before latest FY	216	220
Financing receivable, before allowance for credit losses	1,223	813
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	382	171
Financing receivable, originated in FY before latest FY	171	31
Financing receivable, originated two years before latest FY	31	152
Financing receivable, originated three years before latest FY	148	34
Financing receivable, originated four years before latest FY	28	20
Financing receivable, originated five or more years before latest FY	180	185
Financing receivable, before allowance for credit losses	$ 940	$ 593
Financing receivable, before allowance for credit losses by debt service coverage ratio as a percentage of financing receivable, before allowance for credit losses	100.00%	100.00%
Commercial | Debt Service Coverage Ratio, Greater than 1.20x
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, before allowance for credit losses	$ 894	$ 510
Financing receivable, before allowance for credit losses by debt service coverage ratio as a percentage of financing receivable, before allowance for credit losses	95.10%	86.00%
Commercial | Debt Service Coverage Ratio, 1.00x to 1.20x
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, before allowance for credit losses	$ 21	$ 46
Financing receivable, before allowance for credit losses by debt service coverage ratio as a percentage of financing receivable, before allowance for credit losses	2.20%	7.80%
Commercial | Debt Service Coverage Ratio, Less than 1.00x
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, before allowance for credit losses	$ 25	$ 37
Financing receivable, before allowance for credit losses by debt service coverage ratio as a percentage of financing receivable, before allowance for credit losses	2.70%	6.20%
Commercial | Loan-to-Value Ratio, Less than 65%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	$ 345	$ 121
Financing receivable, originated in FY before latest FY	171	31
Financing receivable, originated two years before latest FY	31	100
Financing receivable, originated three years before latest FY	108	16
Financing receivable, originated four years before latest FY	10	13
Financing receivable, originated five or more years before latest FY	135	158
Financing receivable, before allowance for credit losses	800	439
Commercial | Loan-to-Value Ratio, 65% to 75%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	37	50
Financing receivable, originated in FY before latest FY	0	0
Financing receivable, originated two years before latest FY	0	52
Financing receivable, originated three years before latest FY	25	13
Financing receivable, originated four years before latest FY	13	7
Financing receivable, originated five or more years before latest FY	41	16
Financing receivable, before allowance for credit losses	116	138
Commercial | Loan-to-Value Ratio, 76% to 80%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	0	0
Financing receivable, originated in FY before latest FY	0	0
Financing receivable, originated two years before latest FY	0	0
Financing receivable, originated three years before latest FY	5	0
Financing receivable, originated four years before latest FY	0	0
Financing receivable, originated five or more years before latest FY	0	1
Financing receivable, before allowance for credit losses	5	1
Commercial | Loan-to-Value Ratio, Greater than 80%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	0	0
Financing receivable, originated in FY before latest FY	0	0
Financing receivable, originated two years before latest FY	0	0
Financing receivable, originated three years before latest FY	10	5
Financing receivable, originated four years before latest FY	5	0
Financing receivable, originated five or more years before latest FY	4	10
Financing receivable, before allowance for credit losses	19	15
Agricultural
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	74	76
Financing receivable, originated in FY before latest FY	75	45
Financing receivable, originated two years before latest FY	43	40
Financing receivable, originated three years before latest FY	38	18
Financing receivable, originated four years before latest FY	17	6
Financing receivable, originated five or more years before latest FY	36	35
Financing receivable, before allowance for credit losses	283	220
Agricultural | Loan-to-Value Ratio, Less than 65%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	48	42
Financing receivable, originated in FY before latest FY	41	45
Financing receivable, originated two years before latest FY	43	33
Financing receivable, originated three years before latest FY	31	17
Financing receivable, originated four years before latest FY	16	6
Financing receivable, originated five or more years before latest FY	36	35
Financing receivable, before allowance for credit losses	215	178
Agricultural | Loan-to-Value Ratio, 65% to 75%
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, originated in current FY	26	34
Financing receivable, originated in FY before latest FY	34	0
Financing receivable, originated two years before latest FY	0	7
Financing receivable, originated three years before latest FY	7	1
Financing receivable, originated four years before latest FY	1	0
Financing receivable, originated five or more years before latest FY	0	0
Financing receivable, before allowance for credit losses	$ 68	$ 42